Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	59,296	$23,088,677	3.93%
The Boeing Company	59,841	19,493,804	3.32
		42,582,481	7.25
Application Software
Adobe, Inc.*	69,814	23,025,355	3.92
salesforce.com, inc.*	202,149	32,877,514	5.60
		55,902,869	9.52
Data Processing & Outsourced Services
PayPal Holdings, Inc.*	272,200	29,443,874	5.01
Visa, Inc. - Cl. A	250,737	47,113,482	8.02
		76,557,356	13.03
Financial Exchanges & Data
Intercontinental Exchange, Inc.	126,875	11,742,281	2.00
S&P Global, Inc.	113,099	30,881,682	5.26
		42,623,963	7.26
Footwear
NIKE, Inc. - Cl. B	180,748	18,311,580	3.12

Health Care Equipment
Danaher Corporation	120,203	18,448,756	3.14
Intuitive Surgical, Inc.*	24,981	14,767,518	2.51
		33,216,274	5.65
Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	134,108	20,307,974	3.46

Interactive Media & Services
Alphabet, Inc. - Cl. A*	15,665	20,981,544	3.57
Facebook, Inc. - Cl. A*	178,944	36,728,256	6.25
		57,709,800	9.82
Internet & Direct Marketing Retail
Amazon.com, Inc.*	19,436	35,914,618	6.11

Managed Health Care
UnitedHealth Group, Inc.	63,516	18,672,434	3.18

Restaurants
McDonald’s Corporation	92,001	18,180,318	3.09

	Number of Shares	Value	Percent of Net Assets
Semiconductors
NVIDIA Corporation	96,794	$22,775,628	3.88%
Texas Instruments, Inc.	129,573	16,622,920	2.83
		39,398,548	6.71
Specialized REITs
Crown Castle International Corp.	119,765	17,024,595	2.90

Specialty Chemicals
The Sherwin-Williams Company	48,186	28,118,458	4.79

Systems Software
Microsoft Corporation	251,948	39,732,200	6.76

Technology Hardware, Storage & Peripherals
Apple, Inc.	135,941	39,919,075	6.80
TOTAL COMMON STOCKS
(Cost $343,836,611)		584,172,543	99.45

SHORT-TERM INVESTMENTS
State Street Institutional U.S. Government Money Market Fund, 0.008%	6,731,249	6,731,249	1.15
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,731,249)		6,731,249	1.15
TOTAL INVESTMENTS
(Cost $350,567,860)		590,903,792	100.60
Liabilities, Less Cash and Other Assets		(3,523,022)	(0.60)
NET ASSETS		$587,380,770	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	25,976	$10,114,535	3.72%
The Boeing Company	12,654	4,122,167	1.52
		14,236,702	5.24
Apparel Retail
The TJX Companies, Inc.	125,723	7,676,646	2.83

Application Software
Adobe, Inc.*	33,487	11,044,348	4.07
salesforce.com, inc.*	72,722	11,827,506	4.35
		22,871,854	8.42
Data Processing & Outsourced Services
Fidelity National Information Services, Inc.	47,507	6,607,748	2.43
PayPal Holdings, Inc.*	106,064	11,472,943	4.22
Visa, Inc. - Cl. A	90,543	17,013,030	6.26
		35,093,721	12.91
Financial Exchanges & Data
Intercontinental Exchange, Inc.	57,579	5,328,936	1.96
S&P Global, Inc.	20,970	5,725,859	2.11
		11,054,795	4.07
Footwear
NIKE, Inc. - Cl. B	57,480	5,823,299	2.14

Health Care Equipment
Danaher Corporation	45,129	6,926,399	2.55
Intuitive Surgical, Inc.*	4,031	2,382,926	0.88
		9,309,325	3.43
Health Care Supplies
Align Technology, Inc.*	9,515	2,655,066	0.98

Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	51,008	7,724,141	2.84

Interactive Home Entertainment
Electronic Arts, Inc.*	26,752	2,876,107	1.06
Take-Two Interactive Software, Inc.*	21,751	2,662,975	0.98
		5,539,082	2.04

	Number of Shares	Value	Percent of Net Assets
Interactive Media & Services
Alphabet, Inc. - Cl. A*	7,261	$9,725,311	3.58%
Facebook, Inc. - Cl. A*	64,171	13,171,097	4.85
Snap, Inc. - Cl. A*	344,251	5,621,619	2.07
		28,518,027	10.50
Internet & Direct Marketing Retail
Amazon.com, Inc.*	7,970	14,727,285	5.42

Managed Health Care
UnitedHealth Group, Inc.	27,287	8,021,832	2.95

Metal & Glass Containers
Ball Corporation	50,179	3,245,076	1.19

Pharmaceuticals
Zoetis, Inc.	61,831	8,183,333	3.01

Restaurants
McDonald’s Corporation	33,167	6,554,131	2.41

Semiconductors
NVIDIA Corporation	36,211	8,520,448	3.14
Texas Instruments, Inc.	56,008	7,185,267	2.64
		15,705,715	5.78
Specialized REITs
Crown Castle International Corp.	68,703	9,766,132	3.59

Specialty Chemicals
The Sherwin-Williams Company	18,996	11,084,926	4.08

Systems Software
Microsoft Corporation	107,107	16,890,774	6.22
ServiceNow, Inc.*	14,970	4,226,330	1.55
		21,117,104	7.77
Technology Hardware, Storage & Peripherals
Apple, Inc.	67,043	19,687,177	7.25
TOTAL COMMON STOCKS
(Cost $156,126,869)		268,595,369	98.85

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.008%	4,577,987	$4,577,987	1.68%
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,577,987)		4,577,987	1.68
TOTAL INVESTMENTS
(Cost $160,704,856)		273,173,356	100.53
Liabilities, Less Cash and Other Assets		(1,446,287)	(0.53)
NET ASSETS		$271,727,069	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	43,510	$4,966,667	1.78%
L3Harris Technologies, Inc.	33,391	6,607,077	2.37
		11,573,744	4.15
Apparel Retail
Burlington Stores, Inc.*	41,876	9,548,984	3.43

Apparel, Accessories & Luxury Goods
Under Armour, Inc. - Cl. A*	61,683	1,332,353	0.48

Application Software
Atlassian Corporation PLC - Cl. A*	28,633	3,445,695	1.24
Constellation Software, Inc.	5,889	5,719,434	2.05
Guidewire Software, Inc.*	57,671	6,330,546	2.27
PTC, Inc.*	62,052	4,647,074	1.67
RealPage, Inc.*	106,980	5,750,175	2.06
The Descartes Systems Group, Inc.*	143,100	6,116,091	2.20
		32,009,015	11.49
Automotive Retail
O’Reilly Automotive, Inc.*	16,990	7,446,037	2.67

Biotechnology
Exact Sciences Corporation*	33,016	3,053,320	1.10

Building Products
A.O. Smith Corporation	111,380	5,306,143	1.90

Construction Materials
Vulcan Materials Company	45,671	6,576,167	2.36

Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.	39,343	4,860,434	1.75
Fidelity National Information Services, Inc.	66,150	9,200,804	3.30
Square, Inc. - Cl. A*	46,993	2,939,882	1.06
WEX, Inc.*	29,151	6,105,968	2.19
		23,107,088	8.30
Education Services
Bright Horizons Family Solutions, Inc.*	9,394	1,411,824	0.51

	Number of Shares	Value	Percent of Net Assets
Electrical Components & Equipment
AMETEK, Inc.	86,491	$8,626,612	3.10%

Electronic Equipment & Instruments
Cognex Corporation	109,346	6,127,750	2.20
Novanta, Inc.*	57,727	5,105,376	1.83
		11,233,126	4.03
Electronic Manufacturing Services
TE Connectivity Ltd.	51,061	4,893,686	1.76

Financial Exchanges & Data
MSCI, Inc.	8,048	2,077,833	0.75

General Merchandise Stores
Ollie’s Bargain Outlet Holdings, Inc.*	58,776	3,838,661	1.38

Health Care Equipment
DexCom, Inc.*	9,183	2,008,689	0.72
IDEXX Laboratories, Inc.*	19,088	4,984,449	1.79
Intuitive Surgical, Inc.*	9,992	5,906,771	2.12
LivaNova PLC*	43,627	3,290,785	1.18
Teleflex, Inc.	23,854	8,979,600	3.23
		25,170,294	9.04
Health Care Supplies
The Cooper Companies, Inc.	19,474	6,256,801	2.25

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	48,648	2,471,805	0.89

Hotels, Resorts & Cruise Lines
Norwegian Cruise Line Holdings Ltd.*	71,572	4,180,520	1.50

Interactive Media & Services
Snap, Inc. - Cl. A*	382,413	6,244,804	2.24

Internet Services & Infrastructure
Twilio, Inc. - Cl. A*	37,564	3,691,790	1.32

IT Consulting & Other Services
Gartner, Inc.*	45,884	7,070,724	2.54
InterXion Holding N.V.*	46,743	3,917,531	1.40
		10,988,255	3.94
Leisure Facilities
Vail Resorts, Inc.	17,643	4,231,321	1.52

	Number of Shares	Value	Percent of Net Assets
Life Sciences Tools & Services
Avantor, Inc.*	81,165	$1,473,145	0.53%

Metal & Glass Containers
Ball Corporation	84,843	5,486,797	1.97

Pharmaceuticals
GW Pharmaceuticals PLC ADR*	11,051	1,155,493	0.41

Real Estate Services
FirstService Corporation	63,800	5,939,534	2.13

Regional Banks
First Republic Bank	51,040	5,994,648	2.15
Signature Bank	35,713	4,878,753	1.75
		10,873,401	3.90
Research & Consulting Services
CoStar Group, Inc.*	13,191	7,892,175	2.83
Verisk Analytics, Inc.	38,685	5,777,218	2.08
		13,669,393	4.91
Semiconductor Equipment
Lam Research Corporation	29,909	8,745,392	3.14

Semiconductors
Marvell Technology Group Ltd.	107,014	2,842,292	1.02
Microchip Technology, Inc.	73,674	7,715,141	2.77
		10,557,433	3.79
Specialized Consumer Services
frontdoor, Inc.*	56,422	2,675,531	0.96
ServiceMaster Global Holdings, Inc.*	122,349	4,730,013	1.70
		7,405,544	2.66
Specialized REITs
SBA Communications Corporation - Cl. A	26,187	6,310,805	2.27

Trucking
Lyft, Inc. - Cl. A*	29,451	1,266,982	0.45
TOTAL COMMON STOCKS
(Cost $200,961,652)		268,154,102	96.27

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.008%	11,282,689	$11,282,689	4.05%
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,282,689)		11,282,689	4.05
TOTAL INVESTMENTS
(Cost $212,244,341)		279,436,791	100.32
Liabilities, Less Cash and Other Assets		(897,006)	(0.32)
NET ASSETS		$278,539,785	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	8,485	$1,241,860	2.21%
BAE Systems PLC	75,197	562,574	1.00
The Boeing Company	1,338	435,867	0.77
		2,240,301	3.98
Airlines
Ryanair Holdings PLC Spon. ADR*	9,678	847,890	1.51

Apparel, Accessories & Luxury Goods
adidas A.G.	744	241,851	0.43
LVMH Moet Hennessy Louis Vuitton S.E.	1,018	472,971	0.84
		714,822	1.27
Application Software
Constellation Software, Inc.	288	279,707	0.50
SAP S.E.	11,660	1,573,668	2.79
		1,853,375	3.29
Asset Management & Custody Banks
Hargreaves Lansdown PLC	10,661	273,252	0.49
Julius Baer Group Ltd.	13,568	699,990	1.24
		973,242	1.73
Brewers
Anheuser-Busch InBev S.A./N.V.	12,681	1,034,247	1.84

Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	74,444	648,241	1.15

Construction & Engineering
Taisei Corporation	5,300	221,697	0.39

Consumer Electronics
Sony Corporation	12,200	830,999	1.48

Data Processing & Outsourced Services
Fidelity National Information Services, Inc.	6,498	903,807	1.61
Pagseguro Digital Ltd. - Cl. A*	14,751	503,894	0.89
Wirecard A.G.	2,990	360,542	0.64
		1,768,243	3.14

	Number of Shares	Value	Percent of Net Assets
Distillers & Vintners
Diageo PLC	22,397	$949,494	1.69%
Treasury Wine Estates Ltd.	33,746	384,584	0.68
		1,334,078	2.37
Diversified Banks
Banco Santander S.A.	108,355	453,351	0.80
BAWAG Group A.G.	14,295	651,009	1.16
HDFC Bank Ltd. ADR	8,763	555,311	0.99
HSBC Holdings PLC	75,625	592,923	1.05
Mitsubishi UFJ Financial Group, Inc.	190,900	1,042,215	1.85
		3,294,809	5.85
Electrical Components & Equipment
ABB Ltd.	19,658	474,693	0.84

Electronic Equipment & Instruments
Keyence Corporation	1,500	531,361	0.94

Financial Exchanges & Data
Deutsche Boerse A.G.	6,693	1,052,182	1.87

General Merchandise Stores
B&M European Value Retail S.A.	217,566	1,180,417	2.10
Dollarama, Inc.	16,079	552,621	0.98
		1,733,038	3.08
Health Care Equipment
Koninklijke Philips N.V.	43,511	2,124,050	3.77
Olympus Corporation	24,800	385,506	0.69
		2,509,556	4.46
Health Care Supplies
Alcon, Inc.*	6,067	343,533	0.61

Human Resource & Employment Services
Recruit Holdings Company Ltd.	20,500	773,361	1.37

Industrial Conglomerates
Siemens A.G.	5,402	706,165	1.26

Industrial Gases
Air Liquide S.A.	2,341	331,389	0.59

Industrial Machinery
FANUC Corporation	1,600	299,369	0.53
MISUMI Group, Inc.	24,200	606,253	1.08
		905,622	1.61

	Number of Shares	Value	Percent of Net Assets
Integrated Oil & Gas
BP PLC	89,900	$561,589	1.00%

Integrated Telecommunication Services
Cellnex Telecom SA	28,050	1,207,262	2.15

Interactive Home Entertainment
Nintendo Co., Ltd.	2,100	849,818	1.51

Interactive Media & Services
Facebook, Inc. - Cl. A*	5,421	1,112,661	1.98
Scout24 A.G.	18,357	1,213,842	2.16
Tencent Holdings Ltd.	49,100	2,366,690	4.20
		4,693,193	8.34
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	12,392	2,628,343	4.67
MakeMyTrip Ltd.*	15,248	349,179	0.62
Trainline PLC*	37,447	251,484	0.45
		3,229,006	5.74
IT Consulting & Other Services
InterXion Holding N.V.*	15,247	1,277,851	2.27

Life & Health Insurance
AIA Group Ltd.	51,000	535,375	0.95

Life Sciences Tools & Services
Eurofins Scientific S.E.	1,268	702,908	1.25

Multi-Line Insurance
AXA S.A.	28,882	813,487	1.45

Packaged Foods & Meats
Nestlé S.A.	15,514	1,679,641	2.98

Personal Products
Kao Corporation	3,400	282,408	0.50
Unilever PLC	18,661	1,075,372	1.91
		1,357,780	2.41
Pharmaceuticals
AstraZeneca PLC	5,614	565,680	1.00
Bayer A.G.	3,528	288,135	0.51
Dechra Pharmaceuticals PLC	27,478	1,055,523	1.88
GW Pharmaceuticals PLC ADR*	1,770	185,071	0.33
Novartis AG	12,263	1,164,465	2.07
Roche Holding AG	3,540	1,148,543	2.04
Takeda Pharmaceutical Company Ltd.	13,700	546,210	0.97
		4,953,627	8.80

	Number of Shares	Value	Percent of Net Assets
Real Estate Operating Companies
Aroundtown S.A.	276,628	$2,477,384	4.40%

Real Estate Services
FirstService Corporation	4,500	418,933	0.74

Research & Consulting Services
Experian PLC	13,157	444,756	0.79
RELX PLC	11,415	288,118	0.51
		732,874	1.30
Restaurants
Domino’s Pizza Enterprises Ltd.	21,623	794,508	1.41

Semiconductor Equipment
ASML Holding N.V.	2,894	856,023	1.52
Tokyo Electron Ltd.	1,300	286,250	0.51
		1,142,273	2.03
Semiconductors
NXP Semiconductors N.V.	2,319	295,116	0.52

Specialty Chemicals
Shin-Etsu Chemical Company Ltd.	6,100	677,060	1.20

Wireless Telecommunication Services
SoftBank Group Corporation	7,000	306,401	0.54
TOTAL COMMON STOCKS
(Cost $42,451,644)		53,828,930	95.62

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.008%	2,155,828	2,155,828	3.83
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,155,828)		2,155,828	3.83
TOTAL INVESTMENTS
(Cost $44,607,472)		55,984,758	99.45
Cash and Other Assets, Less Liabilities		309,117	0.55
NET ASSETS		$56,293,875	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$1,179,092	2.11%
Austria	651,009	1.16
Belgium	1,034,247	1.85
Brazil	503,894	0.90
Canada	1,251,261	2.24
China/Hong Kong	5,530,408	9.88
France	3,562,615	6.36
Germany	7,913,769	14.14
India	904,490	1.61
Ireland	847,890	1.51
Japan	7,638,908	13.65
Netherlands	4,553,040	8.13
Spain	1,660,613	2.97
Sweden	648,241	1.16
Switzerland	5,510,865	9.84
United Kingdom	7,986,253	14.26
United States(1)	4,608,163	8.23
	$55,984,758	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Airbus SE	73,217	$10,715,997	4.55%
Lockheed Martin Corporation	12,513	4,872,312	2.07
		15,588,309	6.62
Apparel, Accessories & Luxury Goods
Hermes International	10,342	7,728,334	3.28

Application Software
Atlassian Corporation PLC - Cl. A*	26,520	3,191,417	1.36
salesforce.com, inc.*	38,118	6,199,512	2.63
SAP S.E.	63,509	8,571,361	3.64
		17,962,290	7.63
Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	758,612	6,605,817	2.81

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	35,999	3,894,012	1.65
Visa, Inc. - Cl. A	59,986	11,271,369	4.79
Wirecard A.G.	30,493	3,676,930	1.56
		18,842,311	8.00
Financial Exchanges & Data
S&P Global, Inc.	27,995	7,644,035	3.25

General Merchandise Stores
Ollie’s Bargain Outlet Holdings, Inc.*	41,545	2,713,304	1.15

Health Care Equipment
Intuitive Surgical, Inc.*	8,988	5,313,256	2.26
Koninklijke Philips N.V.	152,075	7,423,751	3.15
		12,737,007	5.41
Hotels, Resorts & Cruise Lines
Marriott International, Inc. - Cl. A	28,613	4,332,867	1.84

Interactive Media & Services
Facebook, Inc. - Cl. A*	57,343	11,769,651	5.00
Snap, Inc. - Cl. A*	301,570	4,924,638	2.09
Tencent Holdings Ltd.	159,300	7,678,487	3.26
		24,372,776	10.35

	Number of Shares	Value	Percent of Net Assets
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	58,804	$12,472,329	5.30%
Amazon.com, Inc.*	5,829	10,771,059	4.57
		23,243,388	9.87
Internet Services & Infrastructure
Twilio, Inc. - Cl. A*	42,833	4,209,627	1.79

IT Consulting & Other Services
InterXion Holding N.V.*	69,007	5,783,477	2.46

Metal & Glass Containers
Ball Corporation	90,874	5,876,821	2.50

Real Estate Operating Companies
Aroundtown S.A.	1,036,615	9,283,564	3.94

Restaurants
McDonald’s Corporation	17,938	3,544,728	1.51

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	33,935	10,042,724	4.27

Semiconductors
NVIDIA Corporation	30,147	7,093,589	3.01
NXP Semiconductors N.V.	48,595	6,184,200	2.63
		13,277,789	5.64
Specialized REITs
Crown Castle International Corp.	50,461	7,173,031	3.05

Specialty Chemicals
The Sherwin-Williams Company	10,971	6,402,017	2.72

Systems Software
Microsoft Corporation	82,620	13,029,174	5.54
ServiceNow, Inc.*	20,862	5,889,760	2.50
		18,918,934	8.04
Technology Hardware, Storage & Peripherals
Apple, Inc.	26,241	7,705,670	3.27
TOTAL COMMON STOCKS
(Cost $168,375,930)		233,988,820	99.40

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund, 0.008%	1,951,975	$1,951,975	0.83%
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,951,975)		1,951,975	0.83
TOTAL INVESTMENTS
(Cost $170,327,905)		235,940,795	100.23
Liabilities, Less Cash and Other Assets		(530,429)	(0.23)
NET ASSETS		$235,410,366	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$3,191,417	1.35%
China/Hong Kong	20,150,816	8.54
France	18,444,331	7.82
Germany	21,531,855	9.12
Netherlands	29,434,152	12.48
Sweden	6,605,817	2.80
United States(1)	136,582,407	57.89
	$235,940,795	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2019:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Communication Services	$57,709,800	$-	$-	$57,709,800
Consumer Discretionary	92,714,490	-	-	92,714,490
Financials	42,623,963	-	-	42,623,963
Health Care	51,888,708	-	-	51,888,708
Industrials	42,582,481	-	-	42,582,481
Information Technology	251,510,048	-	-	251,510,048
Materials	28,118,458	-	-	28,118,458
Real Estate	17,024,595	-	-	17,024,595
Short-term Investments	6,731,249	-	-	6,731,249
				$590,903,792

Marsico Growth Fund
Assets
Common Stocks
Communication Services	34,057,109	-	-	34,057,109
Consumer Discretionary	42,505,502	-	-	42,505,502
Financials	11,054,795	-	-	11,054,795
Health Care	28,169,556	-	-	28,169,556
Industrials	14,236,702	-	-	14,236,702
Information Technology	114,475,571	-	-	114,475,571
Materials	14,330,002	-	-	14,330,002
Real Estate	9,766,132	-	-	9,766,132
Short-term Investments	4,577,987	-	-	4,577,987
				$273,173,356

Marsico 21st Century Fund
Assets
Common Stocks
Communication Services	6,244,804	-	-	6,244,804
Consumer Discretionary	41,867,049	-	-	41,867,049
Financials	12,951,234	-	-	12,951,234
Health Care	37,109,053	-	-	37,109,053
Industrials	40,442,874	-	-	40,442,874
Information Technology	105,225,785	-	-	105,225,785
Materials	12,062,964	-	-	12,062,964
Real Estate	12,250,339	-	-	12,250,339
Short-term Investments	11,282,689	-	-	11,282,689
				$279,436,791

Marsico International Opportunities Fund
Assets
Common Stocks
Communication Services	7,056,674	-	-	7,056,674
Consumer Discretionary	7,302,373	-	-	7,302,373
Consumer Staples	5,405,746	-	-	5,405,746
Energy	561,589	-	-	561,589
Financials	6,669,095	-	-	6,669,095
Health Care	8,509,624	-	-	8,509,624
Industrials	6,902,603	-	-	6,902,603
Information Technology	7,516,460	-	-	7,516,460
Materials	1,008,449	-	-	1,008,449
Real Estate	2,896,317	-	-	2,896,317
Short-term Investments	2,155,828	-	-	2,155,828
				$55,984,758

Marsico Global Fund
Assets
Common Stocks
Communication Services	24,372,776	-	-	24,372,776
Consumer Discretionary	41,562,621	-	-	41,562,621
Financials	7,644,035	-	-	7,644,035
Health Care	12,737,007	-	-	12,737,007
Industrials	15,588,309	-	-	15,588,309
Information Technology	103,348,639	-	-	103,348,639
Materials	12,278,838	-	-	12,278,838
Real Estate	16,456,595	-	-	16,456,595
Short-term Investments	1,951,975	-	-	1,951,975
				$235,940,795

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2016-2020 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2019, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2019, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

				International
	Focus	Growth	21st Century	Opportunities	Global
	Fund	Fund	Fund	Fund	Fund
Cost of Investments	$350,869,624	$160,654,998	$212,248,194	$45,213,967	$171,550,792

Gross Unrealized Appreciation	$241,433,439	$113,742,415	$72,054,304	$11,547,902	$66,984,820
Gross Unrealized Depreciation	(1,399,271)	(1,224,057)	(4,865,707)	(777,111)	(2,594,817)

Net Unrealized Appreciation on Investments	$240,034,168	$112,518,358	$67,188,597	$10,770,791	$64,390,003

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.